Net Loss Per Share (Details) - Schedule of Earnings Per Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net loss – basic and diluted	$ (2,115,512)	$ (2,817,574)	$ (7,118,223)	$ (4,723,407)	$ (13,763,658)	$ (12,073,260)
Denominator
Weighted average shares used to compute net loss per share, basic	150,234,327	94,604,510	146,925,149	86,273,053	94,355,476	67,972,194
Weighted average shares used to compute net loss per share, diluted	150,234,327	94,604,510	146,925,149	86,273,053	94,355,476	67,972,194
Net loss per share – basic	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.05)	$ (0.15)	$ (0.18)
Net loss per share diluted	$ (0.01)	$ (0.03)	$ (0.05)	$ (0.05)	$ (0.15)	$ (0.18)